FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - The fair value of equity securities (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 16,822,754	$ 17,361,475
Trading equity securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		1,228,424	1,639,948
Financial assets at fair value through profit or loss, category | Trading equity securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	[1]	718,270	1,101,461
Financial assets at fair value through other comprehensive income, category | Trading equity securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets		$ 510,154	$ 538,487

[1]	Most of the decrease is due to the sale of Sura Asset Management by (USD 135,173) COP 423,996 in April 15, 2019 to Caisse de Dépôt et Placement du Québec (CDPQ).